ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Employees and payroll accruals	$ 1,213	$ 1,266
Accrued expenses	510	373
Accrued income tax	429
Accrued Liabilities, Current, Total	$ 2,152	$ 1,639